Debt - Subordinated Promissory Notes - Additional Information (Detail) - Funko Acquisition Holdings, L.L.C. [Member] - Subordinated Promissory Notes [Member] - USD ($) $ in Millions		12 Months Ended
	Nov. 06, 2017	Dec. 31, 2017	Jun. 26, 2017
Debt Instrument [Line Items]
Subordinated promissory notes, aggregate principal amount			$ 20.0
IPO [Member]
Debt Instrument [Line Items]
Repayments of outstanding aggregate principal balance and accrued interest	$ 20.9
For First 90 Days After Effective Date [Member]
Debt Instrument [Line Items]
Interest rate of borrowings		11.00%
Term of accrued interest rate		90 days
After 91 Days and Before 181 Days of Effective Date [Member]
Debt Instrument [Line Items]
Interest rate of borrowings		13.00%
Term of accrued interest rate		91 days
After 181 Days of Effective Date [Member]
Debt Instrument [Line Items]
Interest rate of borrowings		15.00%
Term of accrued interest rate		181 days